RELATED PARTY TRANSACTIONS - Narrative (Details) - EUR (€)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Current financial assets		€ 87,301,000	€ 13,500,000
Aggregate compensation		33,935,000	18,728,000	€ 14,199,000
Wages and salaries		527,316,000	483,747,000	389,927,000
Non-executive Directors
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares		0	0	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares		5,176,000	4,241,000	5,270,000
Wages and salaries		28,084,000	14,088,000	8,707,000
Key management personnel compensation, other long-term employee benefits		675,000	399,000
Percentage of salaries donated to help Company initiatives (percent)	25.00%
Related parties
Disclosure of transactions between related parties [line items]
Current financial assets		4,364,000	0
Current financial liabilities		429,000	0
Ferrari N.V. (Ferrari) | Directors of Ferrari N.V.
Disclosure of transactions between related parties [line items]
Aggregate compensation		7,660,000	6,668,000	8,151,000
Compensation for salary		5,650,000	5,445,000	624,000
Compensation settled in treasury shares		1,780,000	1,223,000	7,527,000
Key management personnel compensation, other long-term employee benefits		€ 230,000	€ 0	€ 0